Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
RISK MANAGEMENT
Schedule of Contractual Obligations

The following table shows the Company’s contractual obligations as at December 31, 2018:

As at December 31, 2018	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade and accrued liabilities	556	-	-	556
	556	-	-	556

Components of Equity, Loans and Borrowings, and Other Current Liabilities, Net of Cash and Cash Equivalents
	As at December 31,
	2018	2017
Equity	66,944	52,728
Current liabilities	556	969
	67,500	53,697
Cash and cash equivalents	(339)	(398)
Short term investments	(2,500)	(2,500)
	64,661	50,799